Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 32,140,765.95
Previously Paid Amount	0.00
Total Fee Amount	4,438.64
Total Offset Amount	0.00
Net Fee	$ 4,438.64
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A